Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | RepurchaseAgreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Class IA | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class IA | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class IA | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Class IB | RepurchaseAgreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Class IB | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class IB | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class IB | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)